NET INVESTMENT IN DIRECT FINANCING LEASES (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 27, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases		¥ 86,250		$ 12,422	¥ 209,905
Secure bank borrowings		47,931		6,904	94,248
Nai'ensi [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases		27,072		0
Collection from lease receivables	¥ 9,000	18,072	$ 2,603
Line of Credit Entered into by Subsidiary [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases		¥ 75,506		$ 10,875	¥ 143,440